Loan principal and financing service fee receivables - Aging of past-due loan principal and financing service fee receivables (Details) - Domestic consumer loans - Uncollateralized	Dec. 31, 2021 CNY (¥)
Aging of past-due loan principal and financing service fee receivables
Total past due	¥ 198,109,838
Current	2,440,895,051
Total	2,639,004,889
1-30 days
Aging of past-due loan principal and financing service fee receivables
Total past due	43,935,291
31-60 days
Aging of past-due loan principal and financing service fee receivables
Total past due	33,536,939
61-90 days
Aging of past-due loan principal and financing service fee receivables
Total past due	29,620,946
91-120 days
Aging of past-due loan principal and financing service fee receivables
Total past due	27,904,847
121-150 days
Aging of past-due loan principal and financing service fee receivables
Total past due	29,486,766
151-180 days
Aging of past-due loan principal and financing service fee receivables
Total past due	33,625,049
Loan principal
Aging of past-due loan principal and financing service fee receivables
Total past due	195,711,690
Current	2,399,252,995
Total	2,594,964,685
Loan principal | 1-30 days
Aging of past-due loan principal and financing service fee receivables
Total past due	43,284,767
Loan principal | 31-60 days
Aging of past-due loan principal and financing service fee receivables
Total past due	32,715,863
Loan principal | 61-90 days
Aging of past-due loan principal and financing service fee receivables
Total past due	28,694,398
Loan principal | 91-120 days
Aging of past-due loan principal and financing service fee receivables
Total past due	27,904,847
Loan principal | 121-150 days
Aging of past-due loan principal and financing service fee receivables
Total past due	29,486,766
Loan principal | 151-180 days
Aging of past-due loan principal and financing service fee receivables
Total past due	33,625,049
Financing service fee receivables
Aging of past-due loan principal and financing service fee receivables
Total past due	2,398,148
Current	41,642,056
Total	44,040,204
Financing service fee receivables | 1-30 days
Aging of past-due loan principal and financing service fee receivables
Total past due	650,524
Financing service fee receivables | 31-60 days
Aging of past-due loan principal and financing service fee receivables
Total past due	821,076
Financing service fee receivables | 61-90 days
Aging of past-due loan principal and financing service fee receivables
Total past due	¥ 926,548